UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares High Yield Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares High Yield Active ETF
BRHY | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares High Yield Active ETF (the “Fund”) (formerly known as BlackRock High Yield ETF) for the period of June 17, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Active ETF	$17(a)	0.45%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$102,735,223
Number of Portfolio Holdings	806
Net Investment Advisory Fees	$169,497
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	87.7%
Floating Rate Loan Interests	9.1%
Convertible Bonds	1.4%
Fixed Rate Loan Interests	0.9%
Common Stocks	0.5%
Preferred Stocks	0.4%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.1%
BBB/Baa	3.5%
BB/Ba	38.4%
B	45.4%
CCC/Caa	9.4%
N/R	3.2%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since June 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024 the Fund's Board approved a proposal to change the name of the Fund from BlackRock High Yield ETF to iShares High Yield Active ETF. This change went effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Active ETF
Annual Shareholder Report — October 31, 2024
BRHY-10/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares High Yield Active ETF	$16,600	$0	$0	$0	$7,760	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

2

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares High Yield Active ETF	$7,760	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

October 31, 2024

2024 Annual Financial Statements and Additional Information

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Commercial Services — 0.2%
Global Payments Inc., 1.50%, 03/01/31(a)	$152	$144,932
Electric — 0.2%
FirstEnergy Corp., 4.00%, 05/01/26	156	158,964
PG&E Corp., 4.25%, 12/01/27(a)	53	57,796
		216,760
Energy - Alternate Sources — 0.3%
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	245	228,340
2.50%, 06/15/26(a)	130	121,750
		350,090
Home Builders — 0.0%
Meritage Homes Corp., 1.75%, 05/15/28(a)	33	35,030
Internet — 0.2%
Uber Technologies Inc., 0.88%, 12/01/28(a)	162	195,210
Media — 0.1%
Cable One Inc., 1.13%, 03/15/28	136	106,893
Real Estate Investment Trusts — 0.0%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4	3,631
Semiconductors — 0.2%
MKS Instruments Inc., 1.25%, 06/01/30(a)	113	108,649
ON Semiconductor Corp., 0.50%, 03/01/29	45	44,924
		153,573
Software — 0.2%
Snowflake Inc.
0.00%, 10/01/27(a)(b)	103	105,626
0.00%, 10/01/29(a)(b)	103	104,751
		210,377
Total Convertible Bonds — 1.4% (Cost: $1,399,601)		1,416,496
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	75	72,709
7.50%, 06/01/29(a)	225	192,287
7.75%, 04/15/28(a)	63	56,071
7.88%, 04/01/30(a)	228	232,467
9.00%, 09/15/28(a)(c)	165	173,304
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	179	167,281
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(c)	123	115,344
4.63%, 03/15/30(a)(c)	29	26,976
5.00%, 08/15/27(a)	73	71,895
7.38%, 02/15/31(a)	77	81,312
		1,189,646
Aerospace & Defense — 3.2%
Boeing Co. (The), 6.86%, 05/01/54(a)	101	108,295
Bombardier Inc.
6.00%, 02/15/28(a)	116	115,870
7.00%, 06/01/32(a)	94	96,237
7.25%, 07/01/31(a)	51	52,691
8.75%, 11/15/30(a)	165	178,780
Security	Par (000)	Value
Aerospace & Defense (continued)
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)	$200	$199,988
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	127	136,971
9.75%, 11/15/30(a)	125	138,759
TransDigm Inc.
6.00%, 01/15/33(a)	326	323,152
6.38%, 03/01/29(a)	501	508,535
6.63%, 03/01/32(a)	638	648,801
6.75%, 08/15/28(a)	334	341,168
7.13%, 12/01/31(a)	197	203,850
Triumph Group Inc., 9.00%, 03/15/28(a)	187	194,821
		3,247,918
Agriculture — 0.1%
Darling Ingredients Inc., 6.00%, 06/15/30(a)	111	110,237
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26(a)	65	62,880
American Airlines Inc., 8.50%, 05/15/29(a)	134	140,825
United Airlines Inc.
4.38%, 04/15/26(a)	81	79,600
4.63%, 04/15/29(a)	142	135,909
		419,214
Apparel — 0.3%
Crocs Inc., 4.13%, 08/15/31(a)(c)	67	58,690
Hanesbrands Inc.
4.88%, 05/15/26(a)	63	62,237
9.00%, 02/15/31(a)	59	63,216
Kontoor Brands Inc., 4.13%, 11/15/29(a)	15	13,981
Levi Strauss & Co., 3.50%, 03/01/31(a)	77	68,014
S&S Holdings LLC, 8.38%, 10/01/31(a)	22	22,055
		288,193
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	81	73,724
Auto Parts & Equipment — 1.1%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(d)	200	194,624
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	236	241,576
8.50%, 05/15/27(a)	516	518,757
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	63	62,883
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33	65	56,213
Tenneco Inc., 8.00%, 11/17/28(a)	63	58,338
		1,132,391
Banks — 1.7%
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.775%)(d)(e)	360	396,136
Citigroup Inc.
Series AA, 7.63%, (5-year CMT + 3.211%)(d)(e)	88	93,633
Series CC, 7.13%, (5-year CMT + 2.693%)(c)(d)(e)	198	203,423
Series DD, 7.00%, (10-year CMT + 2.757%)(d)(e)	65	68,791
Goldman Sachs Group Inc. (The), Series Y, 6.13%, (10-year CMT + 2.400%)(c)(d)(e)	234	232,094
PNC Financial Services Group Inc. (The)
Series V, 6.20%, (5-year CMT + 3.238%)(d)(e)	36	36,301
Series W, 6.25%, (7-year CMT + 2.808%)(d)(e)	76	76,083
State Street Corp., Series I, 6.70%, (5-year CMT + 2.613%)(d)(e)	34	35,003

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
7.75%, (5-year USD ICE Swap + 4.160%)(a)(d)(e)	$200	$209,676
9.25%, (5-year CMT + 4.758%)(a)(d)(e)	200	231,559
Wells Fargo & Co.
6.85%, (5-year CMT + 2.767%)(c)(d)(e)	130	134,032
7.63%, (5-year CMT + 3.606%)(d)(e)	17	18,272
		1,735,003
Building Materials — 2.0%
Builders FirstSource Inc., 6.38%, 03/01/34(a)	61	61,491
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(c)	79	79,364
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	738	750,563
6.75%, 07/15/31(a)	68	69,516
JELD-WEN Inc., 7.00%, 09/01/32(a)	118	116,943
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(a)	63	60,963
9.75%, 07/15/28(a)	73	74,104
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	125	123,971
8.88%, 11/15/31(a)	274	287,807
Standard Industries Inc./New York
3.38%, 01/15/31(a)	75	65,107
4.38%, 07/15/30(a)	73	67,084
6.50%, 08/15/32(a)	104	104,647
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	144	149,611
Wilsonart LLC, 11.00%, 08/15/32(a)	92	90,598
		2,101,769
Chemicals — 2.1%
Avient Corp., 6.25%, 11/01/31(a)	43	43,126
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	150	137,961
Chemours Co. (The)
4.63%, 11/15/29(a)(c)	34	29,519
5.38%, 05/15/27	84	80,877
5.75%, 11/15/28(a)	71	65,538
Element Solutions Inc., 3.88%, 09/01/28(a)	341	328,489
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)	110	111,427
Ingevity Corp., 3.88%, 11/01/28(a)	67	61,654
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(a)(f)	94	79,409
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(a)	69	70,347
Mativ Holdings Inc., 8.00%, 10/01/29(a)(c)	58	59,018
Minerals Technologies Inc., 5.00%, 07/01/28(a)	63	60,953
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	200	205,202
9.75%, 11/15/28(a)	265	281,141
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	132	125,085
WR Grace Holdings LLC
5.63%, 08/15/29(a)	384	354,689
7.38%, 03/01/31(a)(c)	109	112,656
		2,207,091
Commercial Services — 5.1%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	98	91,329
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	487	495,607
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)	400	366,000
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	400	374,868
Security	Par (000)	Value
Commercial Services (continued)
APi Group DE Inc., 4.13%, 07/15/29(a)	$88	$81,165
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	214	214,430
Block Inc.
2.75%, 06/01/26	119	114,576
6.50%, 05/15/32(a)(c)	539	548,575
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	289	304,669
Brink's Co. (The)
6.50%, 06/15/29(a)	54	55,083
6.75%, 06/15/32(a)	77	78,417
Champions Financing Inc., 8.75%, 02/15/29(a)(c)	7	7,067
Cimpress PLC, 7.38%, 09/15/32(a)	150	147,674
EquipmentShare.com Inc., 8.00%, 03/15/33(a)	37	37,357
Garda World Security Corp.
4.63%, 02/15/27(a)	81	78,868
6.00%, 06/01/29(a)	67	62,789
7.75%, 02/15/28(a)	169	174,535
8.25%, 08/01/32(a)	117	116,394
8.38%, 11/15/32(a)	130	129,989
Herc Holdings Inc.
5.50%, 07/15/27(a)	82	81,460
6.63%, 06/15/29(a)	89	91,062
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	36	34,501
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)(c)	103	102,891
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	113	112,699
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	81	81,571
Service Corp. International/U.S.
3.38%, 08/15/30	3	2,659
4.00%, 05/15/31	138	124,456
5.75%, 10/15/32(c)	263	258,352
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	96	94,394
6.75%, 08/15/32(a)	267	273,942
Sotheby's, 7.38%, 10/15/27(a)	200	194,644
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	214	221,192
Williams Scotsman Inc.
6.63%, 06/15/29(a)	11	11,167
7.38%, 10/01/31(a)	53	54,907
		5,219,289
Computers — 0.7%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	84	87,005
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	198	205,837
Insight Enterprises Inc., 6.63%, 05/15/32(a)	61	62,361
KBR Inc., 4.75%, 09/30/28(a)	98	93,713
McAfee Corp., 7.38%, 02/15/30(a)(c)	155	149,434
NCR Atleos Corp., 9.50%, 04/01/29(a)	86	94,652
Science Applications International Corp., 4.88%, 04/01/28(a)	63	61,668
		754,670
Cosmetics & Personal Care — 0.1%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(a)	31	31,608
Perrigo Finance Unlimited Co., 6.13%, 09/30/32	88	86,900
		118,508
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)	67	60,928
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	115	115,683
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(c)	$79	$77,912
Gates Corp./DE, 6.88%, 07/01/29(a)	104	106,853
Resideo Funding Inc.
4.00%, 09/01/29(a)(c)	67	61,498
6.50%, 07/15/32(a)(c)	122	122,784
		545,658
Diversified Financial Services — 2.9%
Apollo Global Management Inc., 6.50%, 12/15/54, (5-year CMT + 2.168%)(d)	96	94,629
Azorra Finance Ltd., 7.75%, 04/15/30(a)	47	46,440
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	28	29,575
Enact Holdings Inc., 6.25%, 05/28/29	25	25,484
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	70	69,541
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	115	116,491
9.25%, 02/01/29(a)	127	130,063
GGAM Finance Ltd.
5.88%, 03/15/30(a)	59	58,189
6.88%, 04/15/29(a)	228	232,347
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	40	41,194
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	75	77,913
8.13%, 03/30/29(a)	77	81,453
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	410	405,859
6.50%, 08/01/29(a)	159	158,994
7.13%, 02/01/32(a)	218	222,884
Navient Corp., 9.38%, 07/25/30	109	118,672
Oaktree Strategic Credit Fund
6.50%, 07/23/29	48	47,850
8.40%, 11/14/28	29	30,735
OneMain Finance Corp.
4.00%, 09/15/30	69	60,740
6.63%, 05/15/29	91	91,000
7.13%, 11/15/31	55	55,629
7.88%, 03/15/30	139	144,706
9.00%, 01/15/29	83	87,938
PennyMac Financial Services Inc., 7.13%, 11/15/30(a)	180	182,683
PHH Escrow Issuer LLC, 9.88%, 11/01/29(a)	39	38,220
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	224	213,160
4.00%, 10/15/33(a)	71	61,234
SLM Corp., 3.13%, 11/02/26	65	61,639
		2,985,262
Electric — 2.2%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	98	101,563
Alpha Generation LLC, 6.75%, 10/15/32(a)	91	92,278
Calpine Corp.
5.00%, 02/01/31(a)	55	51,906
5.13%, 03/15/28(a)	109	106,530
CenterPoint Energy Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(d)	39	39,977
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)(c)	123	108,996
Dominion Energy Inc., Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(d)	46	48,944
Security	Par (000)	Value
Electric (continued)
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.588%)(d)	$85	$86,392
Edison International, Series A, 5.38%, (5-year CMT + 4.698%)(d)(e)	226	223,750
Lightning Power LLC, 7.25%, 08/15/32(a)	31	32,251
NextEra Energy Capital Holdings Inc., 6.75%, 06/15/54, (5-year CMT + 2.457%)(d)	76	79,582
NRG Energy Inc.
5.75%, 07/15/29(a)	59	58,219
6.00%, 02/01/33(a)	216	214,805
6.25%, 11/01/34(a)	224	223,764
10.25%, (5-year CMT + 5.920%)(a)(d)(e)	116	128,017
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	19	18,112
PG&E Corp., 7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	45	46,481
Pike Corp., 8.63%, 01/31/31(a)	56	59,499
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	56	60,409
Vistra Corp.
7.00%, (5-year CMT + 5.740%)(a)(d)(e)	164	165,385
8.00%, (5-year CMT + 6.930%)(a)(d)(e)	51	52,385
Vistra Operations Co. LLC
6.88%, 04/15/32(a)	111	114,780
7.75%, 10/15/31(a)	107	113,032
		2,227,057
Electrical Components & Equipment — 0.1%
WESCO Distribution Inc.
6.38%, 03/15/29(a)	64	65,305
6.63%, 03/15/32(a)	38	38,940
		104,245
Electronics — 0.5%
Coherent Corp., 5.00%, 12/15/29(a)	140	134,302
Imola Merger Corp., 4.75%, 05/15/29(a)	81	78,304
Sensata Technologies Inc.
4.38%, 02/15/30(a)	90	83,799
6.63%, 07/15/32(a)	200	202,627
		499,032
Engineering & Construction — 0.6%
Arcosa Inc.
4.38%, 04/15/29(a)	100	94,367
6.88%, 08/15/32(a)	8	8,211
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	483	512,051
Dycom Industries Inc., 4.50%, 04/15/29(a)	36	34,004
		648,633
Entertainment — 2.7%
Boyne USA Inc., 4.75%, 05/15/29(a)	94	89,640
Caesars Entertainment Inc.
6.00%, 10/15/32(a)	54	52,673
6.50%, 02/15/32(a)	184	186,597
7.00%, 02/15/30(a)	360	369,019
8.13%, 07/01/27(a)(c)	17	17,334
Churchill Downs Inc.
4.75%, 01/15/28(a)	117	113,510
5.75%, 04/01/30(a)	190	187,047
6.75%, 05/01/31(a)	185	188,343
Cinemark USA Inc., 7.00%, 08/01/32(a)	34	34,852
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)	78	78,000
Light & Wonder International Inc., 7.50%, 09/01/31(a)	77	79,541
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	31	29,369

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
4.75%, 10/15/27(a)(c)	$65	$63,256
6.50%, 05/15/27(a)	153	155,115
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	200	196,104
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	31	29,265
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	95	61,293
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)	63	62,474
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	90	87,742
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(c)	125	128,133
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	61	62,151
Vail Resorts Inc., 6.50%, 05/15/32(a)(c)	127	130,073
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	349	338,816
6.25%, 03/15/33(a)	51	50,761
		2,791,108
Environmental Control — 1.1%
Clean Harbors Inc., 6.38%, 02/01/31(a)	59	59,443
GFL Environmental Inc.
3.75%, 08/01/25(a)	65	64,358
4.00%, 08/01/28(a)	50	47,288
4.38%, 08/15/29(a)	184	172,412
4.75%, 06/15/29(a)	136	130,208
5.13%, 12/15/26(a)	56	55,444
6.75%, 01/15/31(a)(c)	11	11,326
Madison IAQ LLC
4.13%, 06/30/28(a)	48	45,557
5.88%, 06/30/29(a)	123	116,662
Reworld Holding Corp., 5.00%, 09/01/30	54	49,625
Stericycle Inc., 3.88%, 01/15/29(a)	27	26,529
Waste Pro USA Inc., 5.50%, 02/15/26(a)	372	371,004
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	22	22,455
		1,172,311
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27(a)	115	112,826
4.88%, 02/15/30(a)	146	142,205
B&G Foods Inc., 8.00%, 09/15/28(a)	27	28,050
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(f)	400	412,659
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)	191	183,394
7.63%, 07/01/29(a)	357	372,179
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)	46	48,241
9.63%, 09/15/32(a)(c)	36	37,629
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	25	25,887
Lamb Weston Holdings Inc., 4.38%, 01/31/32(a)(c)	211	193,300
Performance Food Group Inc.
4.25%, 08/01/29(a)	88	82,366
6.13%, 09/15/32(a)	148	148,619
Security	Par (000)	Value
Food (continued)
Post Holdings Inc.
4.50%, 09/15/31(a)	$31	$28,221
6.25%, 02/15/32(a)	94	95,044
6.25%, 10/15/34(a)	56	55,381
6.38%, 03/01/33(a)	72	71,232
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(c)	27	25,011
U.S. Foods Inc., 4.75%, 02/15/29(a)	121	116,564
United Natural Foods Inc., 6.75%, 10/15/28(a)	76	73,340
		2,252,148
Food Service — 0.1%
Aramark Services Inc., 5.00%, 02/01/28(a)	148	145,328
Forest Products & Paper — 0.0%
Glatfelter Corp., 7.25%, 11/15/31(a)	39	38,669
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(d)	59	59,147
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	14	14,402
		73,549
Health Care - Products — 1.2%
Avantor Funding Inc., 4.63%, 07/15/28(a)	144	139,237
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	251	263,342
Medline Borrower LP, 5.25%, 10/01/29(a)	510	493,986
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	137	139,390
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(c)	81	87,666
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	65	66,564
		1,190,185
Health Care - Services — 3.0%
AHP Health Partners Inc., 5.75%, 07/15/29(a)	120	116,311
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	115	111,646
3.50%, 04/01/30(a)	86	83,238
5.00%, 07/15/27(a)	109	108,316
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)(c)	392	342,111
5.63%, 03/15/27(a)	280	273,073
10.88%, 01/15/32(a)	240	257,212
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)	103	105,696
DaVita Inc., 6.88%, 09/01/32(a)	53	53,276
Encompass Health Corp., 4.63%, 04/01/31	87	81,879
Fortrea Holdings Inc., 7.50%, 07/01/30(a)	43	42,285
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	37	37,700
HealthEquity Inc., 4.50%, 10/01/29(a)	182	173,448
LifePoint Health Inc.
9.88%, 08/15/30(a)	71	77,666
10.00%, 06/01/32(a)	96	102,428
11.00%, 10/15/30(a)	201	224,056
Molina Healthcare Inc., 3.88%, 11/15/30(a)	115	104,131
Star Parent Inc., 9.00%, 10/01/30(a)	138	143,520
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)	233	239,245
Tenet Healthcare Corp., 6.75%, 05/15/31	265	270,909
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	90	91,798
		3,039,944
Holding Companies - Diversified — 1.1%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)	84	85,771
Ares Capital Corp., 5.95%, 07/15/29	57	57,531
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund, 5.60%, 02/15/30(a)	$85	$82,945
Blackstone Private Credit Fund
3.25%, 03/15/27	44	41,674
6.25%, 01/25/31(a)(c)	30	30,362
Blue Owl Capital Corp., 3.75%, 07/22/25	42	41,566
Blue Owl Capital Corp. II, 8.45%, 11/15/26	40	41,647
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)	10	10,123
6.65%, 03/15/31	70	70,483
7.75%, 09/16/27	61	63,544
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	28	27,862
Carlyle Secured Lending Inc., 6.75%, 02/18/30(c)	33	33,200
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	63	60,572
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)	42	41,808
HPS Corporate Lending Fund, 6.75%, 01/30/29(a)(c)	46	46,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	228	212,407
9.75%, 01/15/29	175	174,868
		1,123,288
Home Builders — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)(c)	65	60,753
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	148	139,914
Empire Communities Corp., 9.75%, 05/01/29(a)	31	32,390
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	92	101,476
LGI Homes Inc., 8.75%, 12/15/28(a)	56	58,996
Mattamy Group Corp.
4.63%, 03/01/30(a)	44	41,229
5.25%, 12/15/27(a)	42	41,366
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	81	84,870
STL Holding Co. LLC, 8.75%, 02/15/29(a)	56	59,478
Taylor Morrison Communities Inc., 5.13%, 08/01/30(a)	63	60,930
Tri Pointe Homes Inc., 5.70%, 06/15/28	61	60,613
		742,015
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	65	59,893
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 04/30/31(a)	65	58,322
5.13%, 02/01/28	21	20,696
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)	18	17,826
		96,844
Housewares — 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)	104	105,344
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(c)	90	85,012
		190,356
Insurance — 6.1%
Acrisure LLC/Acrisure Finance Inc., 7.50%, 11/06/30(a)	86	87,448
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	270	256,072
Security	Par (000)	Value
Insurance (continued)
5.88%, 11/01/29(a)	$271	$255,964
6.75%, 10/15/27(a)	467	465,249
6.75%, 04/15/28(a)	41	41,193
7.00%, 01/15/31(a)	256	257,724
7.38%, 10/01/32(a)	125	123,915
AmWINS Group Inc.
4.88%, 06/30/29(a)	48	45,178
6.38%, 02/15/29(a)	59	59,291
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	62	61,938
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	200	205,033
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	200	204,308
AssuredPartners Inc., 7.50%, 02/15/32(a)	130	130,917
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	19	19,378
Corebridge Financial Inc., 6.38%, 09/15/54, (5-year CMT + 2.646%)(d)	67	66,709
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	471	479,450
8.13%, 02/15/32(a)	200	202,338
HUB International Ltd.
7.25%, 06/15/30(a)	834	861,875
7.38%, 01/31/32(a)	1,066	1,087,428
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	142	150,188
10.50%, 12/15/30(a)	130	140,040
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	742	759,719
Ryan Specialty LLC
4.38%, 02/01/30(a)(c)	65	61,617
5.88%, 08/01/32(a)	51	50,830
USI Inc./New York, 7.50%, 01/15/32(a)	155	158,144
		6,231,946
Internet — 0.3%
ANGI Group LLC, 3.88%, 08/15/28(a)(c)	38	34,382
Match Group Holdings II LLC, 4.13%, 08/01/30(a)(c)	92	83,655
Rakuten Group Inc., 9.75%, 04/15/29(a)	200	216,300
		334,337
Iron & Steel — 0.8%
ATI Inc.
5.13%, 10/01/31	90	84,967
7.25%, 08/15/30	180	186,532
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	309	311,948
Carpenter Technology Corp., 7.63%, 03/15/30	113	116,772
Cleveland-Cliffs Inc.
6.88%, 11/01/29(a)	62	62,240
7.38%, 05/01/33(a)(c)	51	51,377
		813,836
Leisure Time — 2.3%
Carnival Corp.
5.75%, 03/01/27(a)	11	11,033
6.00%, 05/01/29(a)	187	187,306
7.00%, 08/15/29(a)	20	20,850
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	570	611,902
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	98	93,966
NCL Corp. Ltd.
5.88%, 03/15/26(a)	92	91,899

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
6.25%, 03/01/30(a)	$85	$84,074
7.75%, 02/15/29(a)	54	57,282
8.13%, 01/15/29(a)	56	59,370
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28(a)	31	30,998
5.63%, 09/30/31(a)	323	321,680
6.00%, 02/01/33(a)	282	283,732
6.25%, 03/15/32(a)	42	42,820
Sabre GLBL Inc.
8.63%, 06/01/27(a)(c)	96	92,665
11.25%, 12/15/27(a)	29	29,876
Viking Cruises Ltd.
5.88%, 09/15/27(a)	67	66,567
9.13%, 07/15/31(a)	196	211,675
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	40	39,447
		2,337,142
Lodging — 1.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	14	12,288
5.88%, 03/15/33(a)	182	182,381
6.13%, 04/01/32(a)	70	70,699
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	200	183,875
MGM Resorts International, 6.13%, 09/15/29	128	127,547
Station Casinos LLC
4.50%, 02/15/28(a)	63	60,128
6.63%, 03/15/32(a)	44	44,216
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)	63	59,962
Wynn Macau Ltd., 5.63%, 08/26/28(a)	392	376,340
		1,117,436
Machinery — 1.6%
ATS Corp., 4.13%, 12/15/28(a)	65	60,936
BWX Technologies Inc., 4.13%, 04/15/29(a)	107	101,360
Chart Industries Inc.
7.50%, 01/01/30(a)	188	195,535
9.50%, 01/01/31(a)	27	29,026
Esab Corp., 6.25%, 04/15/29(a)	92	93,620
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	223	229,436
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)	37	37,570
Terex Corp.
5.00%, 05/15/29(a)	98	94,201
6.25%, 10/15/32(a)	48	47,777
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)	200	200,902
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	375	368,860
Vertiv Group Corp., 4.13%, 11/15/28(a)	182	173,201
		1,632,424
Manufacturing — 0.1%
Amsted Industries Inc., 5.63%, 07/01/27(a)	61	60,578
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(a)(c)	293	234,080
6.38%, 09/01/29(a)	252	249,511
7.38%, 03/01/31(a)	284	288,814
CSC Holdings LLC
3.38%, 02/15/31(a)	200	143,475
11.75%, 01/31/29(a)	613	598,006
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	223	214,710
Security	Par (000)	Value
Media (continued)
DISH DBS Corp.
5.25%, 12/01/26(a)	$193	$178,634
5.75%, 12/01/28(a)	227	198,332
DISH Network Corp., 11.75%, 11/15/27(a)	407	428,416
Gray Television Inc., 10.50%, 07/15/29(a)	186	193,204
Midcontinent Communications, 8.00%, 08/15/32(a)(c)	110	111,962
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(a)	35	30,412
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	113	108,395
4.00%, 07/15/28(a)	25	23,357
5.00%, 08/01/27(a)	193	189,133
Univision Communications Inc.
6.63%, 06/01/27(a)	145	143,863
8.00%, 08/15/28(a)	136	138,210
8.50%, 07/31/31(a)	93	91,413
		3,563,927
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	153	154,227
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)	65	61,073
		215,300
Mining — 1.5%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	50	52,556
11.50%, 10/01/31(a)	267	297,101
Constellium SE, 3.75%, 04/15/29(a)	250	226,224
ERO Copper Corp., 6.50%, 02/15/30(a)	111	109,057
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	192	171,400
4.63%, 03/01/28(a)	77	73,361
New Gold Inc., 7.50%, 07/15/27(a)	169	171,707
Novelis Corp.
3.25%, 11/15/26(a)	259	249,189
3.88%, 08/15/31(a)	140	122,951
4.75%, 01/30/30(a)	126	118,235
		1,591,781
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	51	50,742
Zebra Technologies Corp., 6.50%, 06/01/32(a)	61	62,410
		113,152
Oil & Gas — 4.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	106	106,735
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	33	31,879
8.25%, 12/31/28(a)	129	131,626
Baytex Energy Corp., 8.50%, 04/30/30(a)	13	13,228
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	184	191,400
Civitas Resources Inc.
8.38%, 07/01/28(a)	12	12,402
8.63%, 11/01/30(a)	63	66,186
8.75%, 07/01/31(a)	156	163,388
Comstock Resources Inc.
5.88%, 01/15/30(a)	167	152,582
6.75%, 03/01/29(a)(c)	143	136,946
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	297	293,245
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	$51	$52,661
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	76	78,013
Expand Energy Corp., 5.38%, 02/01/29	79	77,820
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	51	51,264
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	96	92,115
6.88%, 05/15/34(a)	119	113,909
7.25%, 02/15/35(a)	40	39,238
8.38%, 11/01/33(a)	133	139,054
Matador Resources Co.
6.50%, 04/15/32(a)	107	105,969
6.88%, 04/15/28(a)	48	48,868
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)	30	29,394
Nabors Industries Inc.
7.38%, 05/15/27(a)	59	59,044
8.88%, 08/15/31(a)	18	17,018
9.13%, 01/31/30(a)(c)	47	48,537
Nabors Industries Ltd., 7.50%, 01/15/28(a)	50	47,566
Noble Finance II LLC, 8.00%, 04/15/30(a)	107	108,460
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	249	251,416
8.75%, 06/15/31(a)	55	56,903
Parkland Corp., 6.63%, 08/15/32(a)	74	73,845
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	77	76,868
Permian Resources Operating LLC
5.88%, 07/01/29(a)	209	206,033
6.25%, 02/01/33(a)	147	145,941
7.00%, 01/15/32(a)	63	64,266
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	132	137,028
SM Energy Co.
6.50%, 07/15/28	59	58,833
7.00%, 08/01/32(a)	41	40,668
Talos Production Inc.
9.00%, 02/01/29(a)	24	24,718
9.38%, 02/01/31(a)	56	57,657
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	96	90,630
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	32	33,541
Transocean Inc.
8.00%, 02/01/27(a)	43	42,876
8.25%, 05/15/29(a)	171	171,788
8.50%, 05/15/31(a)	180	181,382
8.75%, 02/15/30(a)	149	154,129
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	21	21,607
Valaris Ltd., 8.38%, 04/30/30(a)	225	228,285
Vermilion Energy Inc., 6.88%, 05/01/30(a)	61	60,280
Vital Energy Inc., 9.75%, 10/15/30	240	253,226
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	54	52,373
		4,892,840
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(c)	203	203,376
6.63%, 09/01/32(a)	142	142,642
Enerflex Ltd., 9.00%, 10/15/27(a)	51	52,941
Security	Par (000)	Value
Oil & Gas Services (continued)
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	$173	$177,830
Oceaneering International Inc., 6.00%, 02/01/28	27	26,528
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	167	170,088
Weatherford International Ltd., 8.63%, 04/30/30(a)	75	77,528
		850,933
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	349	306,135
6.00%, 06/15/27(a)	200	199,434
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	200	174,000
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	104	104,490
6.88%, 01/15/30(a)(c)	144	146,097
8.75%, 04/15/30(a)	155	157,403
LABL Inc.
5.88%, 11/01/28(a)	26	24,139
8.63%, 10/01/31(a)	106	102,165
9.50%, 11/01/28(a)	159	162,925
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	769	790,147
9.25%, 04/15/27(a)	29	29,657
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)	63	61,962
Sealed Air Corp.
5.00%, 04/15/29(a)	63	60,856
6.50%, 07/15/32(a)	57	57,856
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	54	59,251
		2,436,517
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28(a)	71	70,870
Bausch Health Companies Inc.
5.75%, 08/15/27(a)	12	9,904
6.13%, 02/01/27(a)	137	123,663
11.00%, 09/30/28(a)	130	119,621
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	109	116,545
Option Care Health Inc., 4.38%, 10/31/29(a)	104	95,730
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)	200	206,449
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	295	280,987
		1,023,769
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	134	135,488
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	159	163,112
Buckeye Partners LP
5.60%, 10/15/44	75	63,628
6.88%, 07/01/29(a)	27	27,444
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	38	35,371
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	250	237,899
DT Midstream Inc., 4.38%, 06/15/31(a)	155	142,587
Enbridge Inc.
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	60	61,976
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	61	62,629

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(d)	$90	$90,957
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	129	136,688
Series H, 6.50%, (5-year CMT + 5.694%)(d)(e)	122	121,615
EQM Midstream Partners LP
4.75%, 01/15/31(a)	86	81,753
6.38%, 04/01/29(a)	102	103,588
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	132	131,908
8.25%, 01/15/29	184	187,920
Harvest Midstream I LP, 7.50%, 05/15/32(a)	38	38,907
Hess Midstream Operations LP, 6.50%, 06/01/29(a)	92	93,527
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	66	67,335
8.88%, 07/15/28(a)	65	68,579
ITT Holdings LLC, 6.50%, 08/01/29(a)	121	111,815
Kinetik Holdings LP, 5.88%, 06/15/30(a)	15	14,885
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	150	150,969
8.38%, 02/15/32(a)	303	305,376
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	52	53,365
Prairie Acquiror LP, 9.00%, 08/01/29(a)	63	63,872
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	33	33,980
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	43	44,426
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	65	62,424
7.38%, 02/15/29(a)	148	148,487
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	46	42,414
Venture Global LNG Inc.
8.38%, 06/01/31(a)	220	228,511
9.00%, (5-year CMT + 5.440%)(a)(d)(e)	964	963,928
9.50%, 02/01/29(a)	554	612,339
9.88%, 02/01/32(a)	347	378,760
		5,268,462
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	156	136,702
CoreLogic Inc., 4.50%, 05/01/28(a)	278	261,047
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	98	98,530
8.88%, 09/01/31(a)	65	70,032
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	69	61,834
		628,145
Real Estate Investment Trusts — 2.8%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	57	54,929
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	67	61,446
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	92	88,826
Host Hotels & Resorts LP, 5.50%, 04/15/35	39	38,262
Iron Mountain Inc.
5.25%, 07/15/30(a)	7	6,768
7.00%, 02/15/29(a)	173	177,900
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	$98	$92,364
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(a)	65	61,927
7.00%, 07/15/31(a)	68	70,526
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	157	111,180
4.63%, 08/01/29(c)	113	87,881
5.00%, 10/15/27(c)	27	23,829
5.25%, 08/01/26	36	34,051
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	81	82,976
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	33	32,956
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	61	58,404
4.75%, 10/15/27	121	118,442
6.50%, 04/01/32(a)	221	223,623
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	67	60,386
SBA Communications Corp.
3.13%, 02/01/29(c)	143	130,136
3.88%, 02/15/27	171	165,501
Service Properties Trust
8.63%, 11/15/31(a)	333	351,922
8.88%, 06/15/32(c)	134	124,598
Starwood Property Trust Inc.
6.00%, 04/15/30(a)	24	23,525
7.25%, 04/01/29(a)(c)	59	60,374
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	541	576,257
		2,918,989
Retail — 2.3%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	92	83,090
4.38%, 01/15/28(a)	65	62,515
5.63%, 09/15/29(a)	53	52,866
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)	23	21,188
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	73	74,202
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(a)(f)	115	125,774
14.00%, 06/01/31, (14.00% PIK)(a)(f)	322	383,980
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	73	76,315
eG Global Finance PLC, 12.00%, 11/30/28(a)	200	222,381
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(c)	86	80,287
6.75%, 01/15/30(a)	65	59,116
Group 1 Automotive Inc., 6.38%, 01/15/30(a)	45	45,202
GYP Holdings III Corp., 4.63%, 05/01/29(a)	155	146,315
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	63	59,531
8.25%, 08/01/31(a)	88	91,907
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(a)	29	29,485
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	46	49,444
Staples Inc., 10.75%, 09/01/29(a)	77	74,458
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	67	61,449
White Cap Buyer LLC, 6.88%, 10/15/28(a)	430	431,415
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(a)(f)	$150	$150,122
		2,381,042
Semiconductors — 0.0%
Synaptics Inc., 4.00%, 06/15/29(a)	19	17,429
Software — 5.0%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	716	677,170
Capstone Borrower Inc., 8.00%, 06/15/30(a)	159	166,178
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	261	261,987
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	17	17,372
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	343	323,712
4.88%, 07/01/29(a)	198	187,122
Cloud Software Group Inc.
6.50%, 03/31/29(a)	619	604,493
8.25%, 06/30/32(a)	550	565,316
9.00%, 09/30/29(a)	622	621,943
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(c)	157	153,832
Elastic NV, 4.13%, 07/15/29(a)	88	81,433
Fair Isaac Corp., 4.00%, 06/15/28(a)	81	76,922
Playtika Holding Corp., 4.25%, 03/15/29(a)	29	26,162
SS&C Technologies Inc.
5.50%, 09/30/27(a)	202	201,197
6.50%, 06/01/32(a)(c)	222	225,980
Twilio Inc., 3.63%, 03/15/29	96	88,402
UKG Inc., 6.88%, 02/01/31(a)	717	734,575
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	108	98,383
		5,112,179
Telecommunications — 4.1%
Altice Financing SA, 5.75%, 08/15/29(a)	371	304,267
Altice France SA
5.13%, 07/15/29(a)	258	192,972
5.50%, 10/15/29(a)	200	149,748
CommScope LLC, 4.75%, 09/01/29(a)	111	94,905
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	132	129,763
8.63%, 03/15/31(a)	140	150,054
8.75%, 05/15/30(a)	461	488,026
Iliad Holding SASU, 8.50%, 04/15/31(a)	200	213,054
Level 3 Financing Inc.
4.50%, 04/01/30(a)	31	24,798
4.88%, 06/15/29(a)	67	57,713
10.50%, 04/15/29(a)	333	370,707
10.50%, 05/15/30(a)	214	234,063
10.75%, 12/15/30(a)	163	181,705
11.00%, 11/15/29(a)	369	416,393
Lumen Technologies Inc., 10.00%, 10/15/32(a)(c)	60	59,495
Optics Bidco SpA, Series 2036, 7.20%, 07/18/36(a)	200	205,743
Sable International Finance Ltd., 7.13%, 10/15/32(a)	200	200,658
Viavi Solutions Inc., 3.75%, 10/01/29(a)	69	62,613
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	200	173,206
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)(c)	163	163,902
8.25%, 10/01/31(a)	67	67,838
Security	Par (000)	Value
Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	$228	$202,922
6.13%, 03/01/28(a)	53	45,496
		4,190,041
Transportation — 0.3%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	148	149,293
GN Bondco LLC, 9.50%, 10/15/31(a)(c)	50	53,093
Rand Parent LLC, 8.50%, 02/15/30(a)(c)	55	54,879
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	38	39,180
		296,445
Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)	111	108,220
7.00%, 05/01/31(a)	290	298,240
7.00%, 06/15/32(a)	177	181,603
7.88%, 12/01/30(a)	212	223,338
5.50%, 05/01/28(a)	134	131,368
		942,769
Total Corporate Bonds & Notes — 85.2% (Cost: $86,277,697)		87,494,597
Fixed Rate Loan Interests
Advertising — 0.3%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27(g)(h)	322	315,584
Software — 0.5%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31(h)	519	520,706
Total Fixed Rate Loan Interests — 0.8% (Cost: $837,495)		836,290
Floating Rate Loan Interests
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.80%, 08/23/28(d)(h)	91	90,267
Neptune Bidco U.S. Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.00%), 9.76%, 04/11/29(d)	100	92,017
		182,284
Aerospace & Defense — 0.0%
Azorra Soar TLB Finance Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/18/29(d)	28	27,965
Building Materials — 0.2%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.19%, 11/03/28(d)	23	22,635
Cornerstone Building Brands Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.30%, 05/15/31(d)(h)	27	26,798
Gulfside Supply Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.78%, 06/17/31(d)	19	18,850

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Hobbs & Associates LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 07/23/31(d)	27	$27,253
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31(d)	85	83,991
		179,527
Chemicals — 0.3%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.75%), 12.54%, 11/24/28(d)	29	27,488
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.96%, 10/04/29(d)(h)	176	175,217
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.93%), 8.63%, 07/03/28(d)(h)	56	54,150
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.69%, 03/29/28(d)	90	90,546
		347,401
Commercial Services — 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 05/12/28(d)(h)	113	112,278
Archkey Solutions LLC
2024 Term Loan B, 10/10/31(d)(h)	19	19,396
2024 Delayed Draw Term Loan B, 10/10/31(d)(h)	2	2,238
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.54%, 10/16/31(d)	41	40,782
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29(d)(h)	106	103,307
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29(d)	51	42,924
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 06/02/31(d)	5	5,376
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 03/26/31(d)	48	48,417
Wand NewCo 3 Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.91%, 01/30/31(d)(h)	221	221,097
		595,815
Computers — 0.5%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 09/29/31(d)	43	42,927
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.57%, 05/25/28(d)	62	44,642
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.57%, 05/25/28(d)	13	9,080
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.44%, 06/27/31(d)(h)	152	151,818
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 03/01/29(d)	38	37,395
Security	Par (000)	Value
Computers (continued)
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.54%, 02/01/28(d)(h)	60	$58,148
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.75%), 12.97%, 02/01/29(d)(h)	156	141,891
		485,901
Cosmetics & Personal Care — 0.0%
KDC/ONE Development Corp. Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.19%, 08/15/28(d)(h)	20	20,480
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 12/11/28(d)	43	43,001
Diversified Financial Services — 0.2%
CPI Holdco B LLC
2024 Incremental Term Loan B, 05/17/31(d)(h)	41	40,718
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.69%, 05/19/31(d)(h)	62	61,374
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.62%, 04/07/28(d)	70	68,302
Summit Acquisition Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.40%, 10/16/31(d)(g)	31	31,039
		201,433
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 10/10/31(d)(g)(h)	63	62,843
Engineering & Construction — 0.2%
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.47%, 07/01/31(d)(h)	22	21,912
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/27/31(d)(h)	104	101,613
Construction Partners Inc., Term Loan B, 10/29/31(d)(g)(h)	41	41,000
		164,525
Entertainment — 0.1%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.14%, 10/02/28(d)(h)	30	28,845
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29(d)	10	10,298
Great Canadian Gaming Corp., 2024 Term Loan B, 11/01/29(d)(h)	40	40,077
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29(d)(h)	30	28,149
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.69%, 06/25/31(d)	3	3,409
		110,778
Environmental Control — 0.0%
Tidal Waste & Recycling Holdings LLC, Term Loan B, 0.00%, 10/03/31(d)	38	38,000
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 0.0%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.44%, 10/25/27(d)(h)	27	$27,295
Health Care - Products — 0.4%
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 05/10/27(d)	167	166,689
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.69%, 09/29/28(d)	65	64,754
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.94%, 10/23/28(d)(h)	67	66,633
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31(d)	65	65,041
		363,117
Health Care - Services — 0.4%
LifePoint Health Inc., 2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.63%, 05/17/31(d)	52	51,826
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.41%, 05/17/31(d)	89	88,681
Raven Acquisition Holdings LLC, Term Loan B, 10/24/31(d)(h)	74	73,477
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30(d)(h)	200	196,001
		409,985
Holding Companies - Diversified — 0.0%
Forward Air Corp., Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.09%, 12/19/30(d)	39	38,912
Home Furnishings — 0.0%
Tempur Sealy International Inc., 2024 Term Loan B, 10/03/31(d)(h)	48	47,960
Housewares — 0.1%
Hunter Douglas Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29(d)	60	59,408
Springs Windows Fashions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.80%, 10/06/28(d)	58	47,699
		107,107
Insurance — 0.5%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.76%, 09/19/31(d)	10	10,150
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 02/14/31(d)	41	40,965
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31(d)(h)	19	18,918
Security	Par (000)	Value
Insurance (continued)
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31(d)	167	$166,808
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32(d)	302	305,610
		542,451
Internet — 0.4%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.94%, 05/03/28(d)	164	162,900
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 10.94%, 02/23/29(d)	7	6,456
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31(h)	35	34,913
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.44%, 03/15/30(d)	166	165,591
		369,860
Leisure Time — 0.2%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.83%, 07/22/30(d)(g)	62	61,120
Life Time Inc., 2024 Term Loan B, 10/22/31(d)(h)	69	68,914
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 12/17/27(d)(h)	24	22,473
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 12/17/27(d)(h)	16	14,302
2022 Term Loan B2, 06/30/28(d)(h)	11	10,260
		177,069
Machinery — 0.4%
STS Operating Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.79%, 03/25/31(d)	58	58,034
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29(d)(h)	281	280,836
TK Elevator U.S. Newco Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30(d)	120	120,574
		459,444
Manufacturing — 0.0%
Cube A&D Buyer Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31(d)	18	18,008
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 6.94%, 06/04/31(d)(h)	0 (i)	163
		18,171
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27(d)	68	62,781
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.30%, 01/18/28(d)	72	69,883
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.09%, 06/04/29(d)	48	46,361

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.05%, 09/25/26(d)(h)	31	$27,010
		206,035
Oil & Gas Services — 0.2%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.19%, 07/31/31(d)	174	170,489
Packaging & Containers — 0.0%
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.79%, 10/29/28(d)	33	32,101
Pharmaceuticals — 0.5%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.19%, 05/04/28(d)	9	9,260
Bausch Health Americas Inc., 2022 Term Loan B, 02/01/27(d)(h)	177	172,932
Endo Finance Holdings Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.24%, 04/23/31(d)(h)	144	143,695
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.70%, 10/01/27(d)	149	143,107
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.26%, 05/19/31(d)	5	5,225
		474,219
Pipelines — 0.1%
EPIC Crude Services LP, 2024 Term Loan B, 0.00%, 10/10/31(d)	28	27,975
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28(d)	11	11,066
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.29%, 09/19/29(d)	17	16,906
		55,947
Real Estate — 0.1%
CoreLogic Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.30%, 06/02/28(d)	65	64,227
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.50%), 11.30%, 06/04/29(d)	84	81,900
Cushman & Wakefield U.S. Borrower, LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.94%, 01/31/30(d)	5	5,238
		151,365
Retail — 0.4%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.44%, 09/20/30(d)	50	49,896
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.59%, 01/29/31(d)(h)	127	124,581
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.54%, 02/11/28(d)	65	64,221
Security	Par (000)	Value
Retail (continued)
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 10/19/29(d)(h)	128	$127,651
		366,349
Software — 1.8%
Applied Systems Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.85%, 02/23/32(d)(h)	52	53,474
Ascend Learning LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.29%, 12/11/28(d)	63	62,629
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.54%, 12/10/29(d)(h)	43	42,212
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.94%, 02/15/29(d)	440	438,699
Azalea Topco Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.19%, 04/30/31(d)	55	54,761
Boxer Parent Co. Inc.
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31(d)(h)	145	144,264
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.34%, 07/30/32(d)	59	58,041
Cast & Crew LLC, 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.44%, 12/29/28(d)	6	5,632
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29(d)	63	62,889
Cloud Software Group Inc.
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29(d)(h)	55	55,342
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31(d)(h)	125	124,567
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 10/08/28(d)(h)	28	27,404
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.79%, 10/08/29(d)(g)	126	120,330
Ellucian Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.29%, 10/09/29(d)(h)	19	19,305
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(d)(h)	37	36,734
Mitchell International Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 7.94%, 06/17/31(d)(h)	87	86,683
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31(d)(h)	107	102,631
Neon Maple U.S. Debt Mergersub Inc., 2024 Term Loan B1, 07/18/31(d)(h)	97	96,636
Planview Parent Inc., 2024 2nd Lien Term Loan, 12/18/28(d)(h)	65	63,375
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.85%, 06/02/28(d)(h)	69	$68,695
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31(d)	8	8,392
RealPage Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.50%), 11.30%, 04/23/29(d)(h)	50	48,743
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31(d)	43	43,285
		1,824,723
Telecommunications — 0.6%
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.19%, 09/27/29(d)	207	187,645
Delta Topco Inc.
2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.20%, 11/30/29(d)	44	43,798
2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30(d)	19	19,190
Frontier Communications Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31(d)	22	22,089
Lumen Technologies Inc.
2024 Extended Term Loan B1, 04/15/29(d)(h)	49	44,772
2024 Extended Term Loan B2, 04/15/30(d)(h)	28	25,074
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.71%, 10/01/31(d)(g)	34	34,128
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.80%, 03/09/27(d)	310	291,139
		667,835
Transportation — 0.1%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B2, 10/31/31(d)(h)	22	21,964
2024 1st Lien Term Loan B1, 10/31/31(d)(h)	56	55,983
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31(d)	29	28,517
		106,464
Total Floating Rate Loan Interests — 8.8% (Cost: $9,131,858)		9,076,851
	Shares
Common Stocks
Aerospace & Defense — 0.1%
Boeing Co. (The)(j)	441	65,846
Standardaero Inc.(j)	270	7,789
		73,635
Building Products — 0.1%
JELD-WEN Holding Inc.(j)	3,636	51,486
Life Sciences Tools & Services — 0.1%
Avantor Inc.(j)	3,738	83,619
Security	Shares	Value
Metals & Mining — 0.1%
Constellium SE, Class A(j)	8,567	$95,094
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP(j)	5,967	23,868
Specialized REITs — 0.1%
VICI Properties Inc., Class A	4,356	138,347
Total Common Stocks — 0.5% (Cost $519,303)		466,049
Preferred Stocks
Aerospace & Defense — 0.1%
Boeing Co. (The), 6.00%(k)	2,600	139,698
Insurance — 0.3%
Alliant Cali Inc., NVS, (Acquired 09/25/24, Cost $ 327,020)(g)(l)	332	323,368
Total Preferred Stocks — 0.4% (Cost $457,020)		463,066
Total Long-Term Investments — 97.1% (Cost: $98,622,974)		99,753,349
Short-Term Securities
Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(m)(n)(o)	5,389,102	5,392,874
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(m)(n)	1,680,000	1,680,000
Total Short-Term Securities — 6.9% (Cost: $7,072,872)		7,072,874
Total Investments — 104.0% (Cost: $105,695,846)		106,826,223
Liabilities in Excess of Other Assets — (4.0)%		(4,091,000)
Net Assets — 100.0%		$102,735,223

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Non-income producing security.
(k)	Convertible security.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $323,368, representing 0.3% of its net assets as of period end, and an original cost of $327,020.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF

(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/17/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,393,090 (b)	$—	$(218)	$2	$5,392,874	5,389,102	$1,200	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,680,000 (b)	—	—	—	1,680,000	1,680,000	88,409	—
				$(218)	$2	$7,072,874		$89,609	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Ultra U.S. Treasury Bond	(1)	12/19/24	$(126)	$7,849
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	2,303	$171,574	$166,674	$4,900

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas S.A.	N/A	03/20/25	USD	4,480	$207,389	$(59,942)	$267,331
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	1,000	24,989	(13,380)	38,369
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	250	10,455	(333)	10,788
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	210	4,433	(1,562)	5,995
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	(5,475)	(1,827)	(3,648)
									$241,791	$(77,044)	$318,835
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$166,674	$—	$4,900	$—
OTC Swaps	—	(77,044)	322,483	(3,648)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$7,849	$—	$7,849
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$4,900	$—	$—	$—	$—	$4,900
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$322,483	$—	$322,483
	$—	$4,900	$—	$—	$330,332	$—	$335,232
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$80,692	$—	$80,692

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(41,541)	$—	$(41,541)
Swaps	—	60,968	—	—	(138,638)	—	(77,670)
	$—	$60,968	$—	$—	$(180,179)	$—	$(119,211)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$7,849	$—	$7,849
Swaps	—	4,900	—	—	318,835	—	323,735
	$—	$4,900	$—	$—	$326,684	$—	$331,584
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$191,250
Credit default swaps:
Average notional value — sell protection	$2,561,500
Total return swaps:
Average notional value	$6,345,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$7,849	$—
Swaps - OTC(a)	322,483	80,692
Total derivative assets and liabilities in the Statement of Assets and Liabilities	330,332	80,692
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(7,849)	—
Total derivative assets and liabilities subject to an MNA	$322,483	$80,692

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas S.A.	$267,331	$(59,942)	$—	$—	$207,389
JPMorgan Chase Bank N.A.	49,157	(13,713)	—	—	35,444
Morgan Stanley & Co. International PLC	5,995	(5,995)	—	—	—
	$322,483	$(79,650)	$—	$—	$242,833

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
BNP Paribas S.A.	$59,942	$(59,942)	$—	$—	$—
JPMorgan Chase Bank N.A.	13,713	(13,713)	—	—	—
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Active ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Morgan Stanley & Co. International PLC	$7,037	$(5,995)	$—	$—	$1,042
	$80,692	(79,650)	$—	$—	$1,042

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,416,496	$—	$1,416,496
Corporate Bonds & Notes	—	87,494,597	—	87,494,597
Fixed Rate Loan Interests	—	520,706	315,584	836,290
Floating Rate Loan Interests	—	8,726,391	350,460	9,076,851
Common Stocks	466,049	—	—	466,049
Preferred Stocks	—	139,698	323,368	463,066
Short-Term Securities
Money Market Funds	7,072,874	—	—	7,072,874
Unfunded Floating Rate Loan Interests(a)	—	—	—	—
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(2)	—	(2)
	$7,538,923	$98,297,886	$989,412	$106,826,221
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$4,900	$—	$4,900
Interest Rate Contracts	7,849	322,483	—	330,332
Liabilities
Interest Rate Contracts	—	(3,648)	—	(3,648)
	$7,849	$323,735	$—	$331,584

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

iShares High Yield Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$99,753,349
Investments, at value—affiliated(c)	7,072,874
Cash	3,483
Cash pledged:
Futures contracts	7,000
Centrally cleared swaps	193,238
Receivables:
Investments sold	915,687
Securities lending income—affiliated	988
Loans	18,415
Dividends—affiliated	7,167
Interest—unaffiliated	1,614,499
Variation margin on futures contracts	65
Unrealized appreciation on OTC swaps	322,483
Total assets	109,909,248
LIABILITIES
Collateral on securities loaned, at value	5,393,090
Payables:
Investments purchased	1,654,515
Investment advisory fees	39,064
Variation margin on centrally cleared swaps	6,662
Swap premiums received	77,044
Unrealized depreciation on:
OTC derivatives	3,648
Unfunded floating rate loan interests	2
Total liabilities	7,174,025
Commitments and contingent liabilities
NET ASSETS	$102,735,223
NET ASSETS CONSIST OF
Paid-in capital	$100,350,000
Accumulated earnings	2,385,223
NET ASSETS	$102,735,223
NET ASSET VALUE
Shares outstanding	2,000,000
Net asset value	$51.37
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$98,622,974
(b) Securities loaned, at value	$5,172,698
(c) Investments, at cost—affiliated	$7,072,872
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Period Ended October 31, 2024

iShares High Yield Active ETF(a)
INVESTMENT INCOME
Dividends—unaffiliated	$12,351
Dividends—affiliated	88,409
Interest—unaffiliated	2,639,923
Securities lending income—affiliated—net	1,200
Other income—unaffiliated	36,508
Total investment income	2,778,391
EXPENSES
Investment advisory	171,018
Total expenses	171,018
Less:
Investment advisory fees waived	(1,521)
Total expenses after fees waived	169,497
Net investment income	2,608,894
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	334,661
Investments—affiliated	(218)
Futures contracts	(41,541)
Swaps	(77,670)
215,232
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,130,375
Investments—affiliated	2
Futures contracts	7,849
Swaps	323,735
Unfunded floating rate loan interests	(2)
1,461,959
Net realized and unrealized gain	1,677,191
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,286,085
(a) For the period from June 17, 2024 (commencement of operations) to October 31, 2024.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

iShares High Yield Active ETF
Period From 06/17/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,608,894
Net realized gain	215,232
Net change in unrealized appreciation (depreciation)	1,461,959
Net increase in net assets resulting from operations	4,286,085
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,900,862)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	100,350,000
NET ASSETS
Total increase in net assets	102,735,223
Beginning of period	—
End of period	$102,735,223

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statement of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout the period)

iShares High Yield Active ETF
Period From 06/17/24(a) to 10/31/24
Net asset value, beginning of period	$50.00
Net investment income(b)	1.30
Net realized and unrealized gain(c)	1.02
Net increase from investment operations	2.32
Distributions from net investment income(d)	(0.95)
Net asset value, end of period	$51.37
Total Return(e)
Based on net asset value	4.66%(f)
Ratios to Average Net Assets(g)
Total expenses	0.45%(h)
Total expenses after fees waived	0.45%(h)
Net investment income	6.81%(h)
Supplemental Data
Net assets, end of period (000)	$102,735
Portfolio turnover rate(i)	21%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
High Yield Active(a)(b)	Non-diversified

(a)	Formerly known as the BlackRock High Yield ETF.
(b)	The Fund commenced operations on June 17, 2024.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Active
BMO Capital Markets	$121,865	$(121,865)	$—	$—
BofA Securities, Inc.	304,853	(304,853)	—	—
HSBC Securities (USA), Inc.	286,895	(286,895)	—	—
J.P. Morgan Securities LLC	738,087	(738,087)	—	—
Jefferies LLC	702,502	(702,502)	—	—
Morgan Stanley	100,379	(100,379)	—	—
RBC Capital Markets LLC	1,564,629	(1,564,629)	—	—
TD Prime Services LLC	240,951	(240,951)	—	—
Wells Fargo Bank, National Association	190,552	(190,552)	—	—
Wells Fargo Securities LLC	921,985	(921,985)	—	—
	$5,172,698	$(5,172,698)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of
Notes to Financial Statements

Notes to Financial Statements  (continued)
Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
High Yield Active	Hobbs & Associates LLC	$2,728	$2,728	$—	$(2)
	Raven Acquisition Holdings LLC	5,926	5,896	—	—
					$(2)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps are entered into by the Fund to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $5 billion	0.45%
Over 5 billion, up to and including $10 billion	0.44
Over $10 billion	0.42
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the period ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
High Yield Active	$1,521
Notes to Financial Statements

Notes to Financial Statements  (continued)
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the period ended October 31, 2024, the Fund paid BTC $424 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
7. PURCHASES AND SALES
For the period ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
High Yield Active	$123,506,210	$21,095,631
There were no in-kind transactions for the period ended October 31, 2024.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Period Ended 10/31/24
High Yield Active
Ordinary income	$1,900,862
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses)(a)	Total
High Yield Active	$1,243,965	$1,141,258	$2,385,223

(a)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the accounting for swap agreements.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Active	$105,689,863	$1,436,000	$(294,740)	$1,141,260
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
High Yield Active
Shares sold	2,000,000	$100,350,000

(a)	The Fund commenced operations on June 17, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
iShares ETF	Shares
High Yield Active	1,000,000
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust II and Shareholders of iShares High Yield Active ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares High Yield Active ETF (one of the funds constituting BlackRock ETF Trust II, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 17, 2024 (commencement of operations) through October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period June 17, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, agent banks, portfolio company and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2024:
iShares ETF	Qualified Dividend Income
High Yield Active	$68
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended October 31, 2024:
iShares ETF	Qualified Business Income
High Yield Active	$4,668
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
High Yield Active	$14,559
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
High Yield Active	$2,488,822
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
High Yield Active	$1,931,721
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA's investment management fees.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 3, 2024 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares High Yield Active ETF (the “Fund”) and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor.  The Board also considered the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund.  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements.  The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements.  The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A.         Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also considered information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group (“RQA”). The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable.  In particular, BlackRock and its affiliates will provide
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions.  The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.         The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C.        Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreements provide for a unitary fee structure that includes advisory and administration services.  Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total net expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group.  The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses.  The estimated total expense ratio gives effect to any expense reimbursements or fee waivers.  Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile and that the Fund’s estimated actual management fee rate and estimated total expenses would rank in the third quartile and second quartiles, respectively, relative to the Fund’s Broadridge peer group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex. As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.        Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E.         Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement, and the Sub-Advisory Agreement between BlackRock and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were also assisted by the advice of independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency Abbreviation
USD	United States Dollar

2024 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: December 20, 2024

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